Other intangible assets - Disclosure of detailed information about other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 19,006
Intangible assets other than goodwill at end of period	20,625	€ 19,006
Share of the profit/(loss) of equity method investees	(491)	(264)	[1]	€ (737)	[1]
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	38,196	33,581
Additions	4,720	4,212
Divestitures	(396)	(285)
Change in scope of consolidation	40	42
Translation differences and other changes	(529)	646
Intangible assets other than goodwill at end of period	42,031	38,196		33,581
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(19,190)	(16,946)
Divestitures	52	70
Change in scope of consolidation	(27)	0
Translation differences and other changes	366	(87)
Amortization	2,485	2,154
Impairment losses and asset write-offs(1)	122	73
Intangible assets other than goodwill at end of period	(21,406)	(19,190)		(16,946)
Capitalized development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	15,704
Additions	4,184	3,487
Amortization	2,193	1,889		1,575
Impairment losses and asset write-offs(1)	126	78		151
Intangible assets other than goodwill at end of period	17,575	15,704
Capitalized development expenditures | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	32,981	28,965
Additions	4,352	3,589
Divestitures	(49)	(54)
Change in scope of consolidation	5	0
Translation differences and other changes	(503)	481
Intangible assets other than goodwill at end of period	36,786	32,981		28,965
Capitalized development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(17,277)	(15,320)
Divestitures	38	57
Change in scope of consolidation	(5)	0
Translation differences and other changes	348	(54)
Amortization	2,193	1,893
Impairment losses and asset write-offs(1)	122	67		151
Intangible assets other than goodwill at end of period	(19,211)	(17,277)		(15,320)
Share of the profit/(loss) of equity method investees		10
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	365
Intangible assets other than goodwill at end of period	373	365
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	916	802
Additions	98	88
Divestitures	(13)	(6)
Change in scope of consolidation	6	31
Translation differences and other changes	0	1
Intangible assets other than goodwill at end of period	1,007	916		802
Patents, concessions and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(551)	(459)
Divestitures	11	3
Change in scope of consolidation	(5)	1
Translation differences and other changes	3	(1)
Amortization	92	95
Impairment losses and asset write-offs(1)	0	0
Intangible assets other than goodwill at end of period	(634)	(551)		(459)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,937
Intangible assets other than goodwill at end of period	2,677	2,937
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	4,299	3,814
Additions	270	535
Divestitures	(334)	(225)
Change in scope of consolidation	29	11
Translation differences and other changes	(26)	164
Intangible assets other than goodwill at end of period	4,238	4,299		3,814
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,362)	(1,167)
Divestitures	3	10
Change in scope of consolidation	(17)	(1)
Translation differences and other changes	15	(32)
Amortization	200	166
Impairment losses and asset write-offs(1)	0	6
Intangible assets other than goodwill at end of period	€ (1,561)	€ (1,362)		€ (1,167)

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information